Pay vs Performance Disclosure	12 Months Ended
	Aug. 25, 2023 USD ($)	Aug. 26, 2022 USD ($)	Aug. 27, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our principal executive officers identified in footnote 1 to the table below (our “PEOs”) and our other NEOs (our “non-PEO NEOs”) for each of fiscal 2021, 2022, and 2023, and our financial performance for each such fiscal year:
							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Adams ($)	Summary Compensation Table Total for Shah ($)	Compensation Actually Paid to Adams(1)(2) ($)	Compensation Actually Paid to Shah(1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income (Loss)(5) ($ thousands)	Company Selected Measure: Non-GAAP Operating Income(5)(6) ($ thousands)
2023	3,214,342	—	4,918,909	—	2,234,537	2,732,723	205	145	9,690	179,794
2022	6,664,870	—	5,198,254	—	1,878,963	1,260,114	146	128	24,407	177,461
2021(7)	14,810,329	47,437	29,451,132	5,856,579	2,948,891	3,702,862	192	144	(41,954)	83,484
(1)
Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEOs	Non-PEO NEOs
2023	Mark Adams	Ken Rizvi, David Laurello, Jack Pacheco, Joseph Clark, and Thierry Pellegrino
2022	Mark Adams	Ken Rizvi, Jack Pacheco, Claude Demby, and Thierry Pellegrino
2021(7)	Mark Adams, Ajay Shah	Ken Rizvi, Jack Pacheco, Claude Demby, Thierry Pellegrino, and Anne Kuykendall
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021			2022		2023
Adjustments	Adams ($)	Shah ($)	Average Non-PEO NEOs ($)	Adams ($)	Average Non-PEO NEOs ($)	Adams ($)	Average Non-PEO NEOs ($)
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(12,751,338)	—	(2,275,835)	(4,995,747)	(936,673)	(2,284,931)	(1,307,151)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	27,392,141	—	2,528,042	4,140,801	776,376	3,369,794	1,622,677
	2021			2022		2023
Adjustments	Adams ($)	Shah ($)	Average Non-PEO NEOs ($)	Adams ($)	Average Non-PEO NEOs ($)	Adams ($)	Average Non-PEO NEOs ($)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	196,325	81,831
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	3,916,398	317,778	(2,814,656)	(479,258)	3,789,781	249,068
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	1,892,744	183,986	2,202,986	20,706	(3,366,402)	(72,809)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FYs that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—	(75,430)
TOTAL ADJUSTMENTS	14,640,803	5,809,142	753,971	(1,466,616)	(618,849)	1,704,567	498,186
(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU and RSA awards, the closing price per share on the applicable fiscal year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s), (ii) for PSU awards (excluding any market-based awards), the same valuation methodology as RSU and RSA awards above except that the fiscal year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date, (iii) for market-based PSU and PSA awards, the fair value calculated by a Monte Carlo simulation model as of the applicable fiscal year-end date(s), and (iv) for share options, a Black Scholes value as of the applicable fiscal year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set based on the moneyness factor of the award – if the moneyness factor is below 0.4, the remaining contractual term is used, if the moneyness factor is between 0.4 and 0.7, the midway point between the remaining contractual term and the remaining expected term is used, and if the moneyness term is above 0.7, the remaining expected term is used, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended August 25, 2023 and prior fiscal years.

(3)
Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested on August 31, 2020 in our ordinary shares. Historic stock price performance is not necessarily indicative of future stock performance.

(4)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Nasdaq Electronic Components Index (the “Peer Group”).
(5)	Net income (loss) and non-GAAP operating income are presented on a continuing operations basis and exclude the operations of SMART Brazil.
(6)
We have selected non-GAAP operating income as the Company Selected Measure because it is a core driver of our performance and shareholder value creation and, accordingly, was utilized in the Company’s short-term cash incentive program. Non-GAAP operating income is defined as GAAP operating income (loss) excluding share-based compensation expense, amortization of acquisition-related intangible assets (consisting of amortization of developed technology, customer relationships, trademarks/trade names and backlog acquired in connection with business combinations), acquisition-related inventory adjustments, acquisition-related expenses, restructure charges and integration expenses, impairment of goodwill, changes in the fair value of contingent consideration, and other infrequent or unusual items.

(7)
In fiscal 2021, the Company underwent a transition to an almost entirely new management team, including the appointments of PEO Mr. Adams and non-PEO NEOs Mr. Rizvi, Mr. Demby, Mr. Pellegrino, and Ms. Kuykendall. These NEOs received sign-on inducement equity compensation and/or cash sign-on awards in fiscal 2021, which resulted in higher relative Summary Compensation Table total compensation amounts for fiscal 2021.

Company Selected Measure Name	Non-GAAP operating income
Named Executive Officers, Footnote [Text Block]
(1)
Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEOs	Non-PEO NEOs
2023	Mark Adams	Ken Rizvi, David Laurello, Jack Pacheco, Joseph Clark, and Thierry Pellegrino
2022	Mark Adams	Ken Rizvi, Jack Pacheco, Claude Demby, and Thierry Pellegrino
2021(7)	Mark Adams, Ajay Shah	Ken Rizvi, Jack Pacheco, Claude Demby, Thierry Pellegrino, and Anne Kuykendall

Peer Group Issuers, Footnote [Text Block]
(4)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Nasdaq Electronic Components Index (the “Peer Group”).

Adjustment To PEO Compensation, Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021			2022		2023
Adjustments	Adams ($)	Shah ($)	Average Non-PEO NEOs ($)	Adams ($)	Average Non-PEO NEOs ($)	Adams ($)	Average Non-PEO NEOs ($)
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(12,751,338)	—	(2,275,835)	(4,995,747)	(936,673)	(2,284,931)	(1,307,151)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	27,392,141	—	2,528,042	4,140,801	776,376	3,369,794	1,622,677
	2021			2022		2023
Adjustments	Adams ($)	Shah ($)	Average Non-PEO NEOs ($)	Adams ($)	Average Non-PEO NEOs ($)	Adams ($)	Average Non-PEO NEOs ($)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	196,325	81,831
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	3,916,398	317,778	(2,814,656)	(479,258)	3,789,781	249,068
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	1,892,744	183,986	2,202,986	20,706	(3,366,402)	(72,809)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FYs that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—	(75,430)
TOTAL ADJUSTMENTS	14,640,803	5,809,142	753,971	(1,466,616)	(618,849)	1,704,567	498,186

Non-PEO NEO Average Total Compensation Amount	$ 2,234,537	$ 1,878,963	$ 2,948,891
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,732,723	1,260,114	3,702,862
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021			2022		2023
Adjustments	Adams ($)	Shah ($)	Average Non-PEO NEOs ($)	Adams ($)	Average Non-PEO NEOs ($)	Adams ($)	Average Non-PEO NEOs ($)
Deduction for Amounts Reported under the “Share Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(12,751,338)	—	(2,275,835)	(4,995,747)	(936,673)	(2,284,931)	(1,307,151)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	27,392,141	—	2,528,042	4,140,801	776,376	3,369,794	1,622,677
	2021			2022		2023
Adjustments	Adams ($)	Shah ($)	Average Non-PEO NEOs ($)	Adams ($)	Average Non-PEO NEOs ($)	Adams ($)	Average Non-PEO NEOs ($)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	196,325	81,831
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	3,916,398	317,778	(2,814,656)	(479,258)	3,789,781	249,068
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	1,892,744	183,986	2,202,986	20,706	(3,366,402)	(72,809)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FYs that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—	(75,430)
TOTAL ADJUSTMENTS	14,640,803	5,809,142	753,971	(1,466,616)	(618,849)	1,704,567	498,186

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our non-PEO NEOs, with (i) our cumulative TSR and our Peer Group TSR, (ii) our net income (loss), and (iii) our non-GAAP operating income, in each case, for each of fiscal 2021, 2022, and 2023. Net income (loss) and non-GAAP operating income are presented on a continuing operations basis and exclude the operations of SMART Brazil. For fiscal 2021, the compensation actually paid to our two PEOs has been aggregated for purposes of the graphical relationship disclosure below, and as described in footnote 7 above, five of the NEOs received sign-on inducement equity compensation and/or cash sign-on awards in fiscal 2021, which resulted in higher relative Summary Compensation Table total compensation amounts for fiscal 2021.

*	TSR amounts reported in the graph assume an initial fixed investment of $100.
**	For fiscal 2021, PEO Compensation Actually Paid represents the aggregate of Mr. Adams’ and Mr. Shah’s compensation actually paid.

Compensation Actually Paid vs. Net Income [Text Block]
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our non-PEO NEOs, with (i) our cumulative TSR and our Peer Group TSR, (ii) our net income (loss), and (iii) our non-GAAP operating income, in each case, for each of fiscal 2021, 2022, and 2023. Net income (loss) and non-GAAP operating income are presented on a continuing operations basis and exclude the operations of SMART Brazil. For fiscal 2021, the compensation actually paid to our two PEOs has been aggregated for purposes of the graphical relationship disclosure below, and as described in footnote 7 above, five of the NEOs received sign-on inducement equity compensation and/or cash sign-on awards in fiscal 2021, which resulted in higher relative Summary Compensation Table total compensation amounts for fiscal 2021.

*	For fiscal 2021, PEO Compensation Actually Paid represents the aggregate of Mr. Adams’ and Mr. Shah’s compensation actually paid.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our non-PEO NEOs, with (i) our cumulative TSR and our Peer Group TSR, (ii) our net income (loss), and (iii) our non-GAAP operating income, in each case, for each of fiscal 2021, 2022, and 2023. Net income (loss) and non-GAAP operating income are presented on a continuing operations basis and exclude the operations of SMART Brazil. For fiscal 2021, the compensation actually paid to our two PEOs has been aggregated for purposes of the graphical relationship disclosure below, and as described in footnote 7 above, five of the NEOs received sign-on inducement equity compensation and/or cash sign-on awards in fiscal 2021, which resulted in higher relative Summary Compensation Table total compensation amounts for fiscal 2021.

*	For fiscal 2021, PEO Compensation Actually Paid represents the aggregate of Mr. Adams’ and Mr. Shah’s compensation actually paid.

Total Shareholder Return Vs Peer Group [Text Block]
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our non-PEO NEOs, with (i) our cumulative TSR and our Peer Group TSR, (ii) our net income (loss), and (iii) our non-GAAP operating income, in each case, for each of fiscal 2021, 2022, and 2023. Net income (loss) and non-GAAP operating income are presented on a continuing operations basis and exclude the operations of SMART Brazil. For fiscal 2021, the compensation actually paid to our two PEOs has been aggregated for purposes of the graphical relationship disclosure below, and as described in footnote 7 above, five of the NEOs received sign-on inducement equity compensation and/or cash sign-on awards in fiscal 2021, which resulted in higher relative Summary Compensation Table total compensation amounts for fiscal 2021.

*	TSR amounts reported in the graph assume an initial fixed investment of $100.
**	For fiscal 2021, PEO Compensation Actually Paid represents the aggregate of Mr. Adams’ and Mr. Shah’s compensation actually paid.

Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for fiscal 2023:
•	Net sales;
•	Non-GAAP operating income; and
•	Relative TSR.
For additional details regarding our most important financial performance measures, please see the sections titled “Elements of Executive Compensation – Short-Term Cash Incentive Compensation” and “Elements of Executive Compensation – Equity Compensation” in our CD&A above.

Total Shareholder Return Amount	$ 205	146	192
Peer Group Total Shareholder Return Amount	145	128	144
Net Income (Loss)	$ 9,690,000	$ 24,407,000	$ (41,954,000)
Company Selected Measure Amount	179,794,000	177,461,000	83,484,000
Moneyness factor of award, minimum	0.4
Moneyness factor of award, maximum	0.7
Dividend rate	0.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP operating income
Non-GAAP Measure Description [Text Block]
(6)
We have selected non-GAAP operating income as the Company Selected Measure because it is a core driver of our performance and shareholder value creation and, accordingly, was utilized in the Company’s short-term cash incentive program. Non-GAAP operating income is defined as GAAP operating income (loss) excluding share-based compensation expense, amortization of acquisition-related intangible assets (consisting of amortization of developed technology, customer relationships, trademarks/trade names and backlog acquired in connection with business combinations), acquisition-related inventory adjustments, acquisition-related expenses, restructure charges and integration expenses, impairment of goodwill, changes in the fair value of contingent consideration, and other infrequent or unusual items.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Mark Adams [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,214,342	$ 6,664,870	$ 14,810,329
PEO Actually Paid Compensation Amount	$ 4,918,909	$ 5,198,254	$ 29,451,132
PEO Name	Mark Adams	Mark Adams	Mark Adams
Ajay Shah [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 0	$ 47,437
PEO Actually Paid Compensation Amount	0	0	$ 5,856,579
PEO Name			Ajay Shah
PEO [Member] | Mark Adams [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,704,567	(1,466,616)	$ 14,640,803
PEO [Member] | Mark Adams [Member] | Deduction for Amounts Reported under the "Share Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,284,931)	(4,995,747)	(12,751,338)
PEO [Member] | Mark Adams [Member] | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,369,794	4,140,801	27,392,141
PEO [Member] | Mark Adams [Member] | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	196,325	0	0
PEO [Member] | Mark Adams [Member] | Increase/Deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,789,781	(2,814,656)	0
PEO [Member] | Mark Adams [Member] | Increase/Deduction for Awards Granted during Prior FYs that Vested during Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,366,402)	2,202,986	0
PEO [Member] | Mark Adams [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FYs that were Forfeited during Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Ajay Shah [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,809,142
PEO [Member] | Ajay Shah [Member] | Deduction for Amounts Reported under the "Share Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Ajay Shah [Member] | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Ajay Shah [Member] | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Ajay Shah [Member] | Increase/Deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,916,398
PEO [Member] | Ajay Shah [Member] | Increase/Deduction for Awards Granted during Prior FYs that Vested during Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,892,744
PEO [Member] | Ajay Shah [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FYs that were Forfeited during Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	498,186	(618,849)	753,971
Non-PEO NEO [Member] | Deduction for Amounts Reported under the "Share Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,307,151)	(936,673)	(2,275,835)
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,622,677	776,376	2,528,042
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	81,831	0	0
Non-PEO NEO [Member] | Increase/Deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	249,068	(479,258)	317,778
Non-PEO NEO [Member] | Increase/Deduction for Awards Granted during Prior FYs that Vested during Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(72,809)	20,706	183,986
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FYs that were Forfeited during Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (75,430)	$ 0	$ 0